Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

17. Related Party Transactions

The Company was party to a Monitoring Agreement with KKR and WBA, which required payment of an aggregate advisory fee equivalent to 1% of consolidated EBITDA, payable in quarterly installments in arrears at the end of each quarter. The Monitoring Agreement terminated upon the completion of the IPO Offerings in January 2024.

Prior to the termination of the Monitoring Agreement, the Company recognized $0.7 million in monitoring and advisory fees during the first fiscal quarter of 2024 as a component of selling, general, and administrative expenses in our accompanying consolidated statements of operations compared to $5.6 million and $4.9 million for the years ended December 31, 2023 and 2022, respectively.

As a result of the termination of the Monitoring Agreement and in accordance with the agreement, the Company paid $22.7 million in termination fees to KKR and WBA. The termination fees were recognized in the first fiscal quarter of 2024 as selling, general. and administrative expense in our consolidated statement of operations.

KKR Capital Markets LLC (“KCM”), a wholly owned subsidiary of KKR, acted as an underwriter in the IPO Offerings during the first fiscal quarter of 2024 and received $7.4 million in underwriting discounts and commission. In connection with debt refinancing in 2024 and the Revolver upsize in 2023, the Company paid underwriter, arranger, and transaction fees to KCM of $3.7 million and $2.4 million, respectively. These fees are included within selling, general, and administrative expenses in our consolidated statement of operations for the years ended December 31, 2024 and 2023. There were no similar fees paid to KCM in 2022.

KKR has ownership interests in a broad range of portfolio companies, and we may enter into commercial transactions for goods or services in the ordinary course of business with these companies. We do not believe such transactions are material to our business.

The Company has agreements with WBA and/or certain of its affiliates under which the Company purchases significant volume of inventory, including a Joinder Agreement to the Pharmaceutical Purchase and Distribution Agreement (the “WBAD Membership Agreement”) between WBA and ABDC. The Company, as a third-party beneficiary to the Pharmaceutical Purchase and Distribution Agreement, has the right to participate in certain pricing and payment related terms as well as appoint WBA to negotiate certain commercial and other mutually agreed upon terms for generic pharmaceutical products in accordance with guiding principles that address topics such as improvements in pricing and notification regarding switches in suppliers. The WBAD Membership Agreement was terminated in the first fiscal quarter of 2025, and we entered into a separate agreement with ABDC.